Revenue (Table)	12 Months Ended
Dec. 31, 2018
Revenues [Abstract]
Disaggregation of Revenue
The disaggregated revenues by types and the timing of transfer of goods or services were as follows:

Disaggregation of revenues

	For Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Product sales	2,176,447	2,257,632	2,516,862

Service
- online store operations, digital marketing, customer service, warehousing and fulfillment and IT maintenance service which revenues are recognized over time	1,205,462	1,863,446	2,835,206
- one-time online store design and setup services which revenue is recognized at point of time	8,366	27,730	40,969

Total revenue	3,390,275	4,148,808	5,393,037

Contract Liability
The movement of the advances from for the years ended December 31, 2017 and 2018 were as follows:

Advances from Customers
Opening Balance as of January 1, 2017	22,682
Increase/(decrease), net	2,466
Ending Balance as of December 31, 2017	25,148
Increase/(decrease), net	(6,760)
Ending Balance as of December 31, 2018	18,388